Schedule Of cash and non-cash finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Working capital facility	$ 2,134	$ 1,543
Issued to lender	30	118
Shares Iissued to Consultants	169
Settlement fee on promissory notel facility	75	205
Interest on VTB loan	148	77
Lease interest	348	380
Equity issuance costs	301	84
Warrant issuance costs		134
Changes in FV of derivative warrants	(1,334)	(361)
Accretion on Government Assistance	48
Accretion on Government Loans	446	294
Finance costs	2,366	2,474
Cash [Member]
IfrsStatementLineItems [Line Items]
Working capital facility	2,134	1,543
Issued to lender
Shares Iissued to Consultants
Settlement fee on promissory notel facility		173
Interest on VTB loan	96	77
Lease interest
Equity issuance costs	301	84
Warrant issuance costs		134
Changes in FV of derivative warrants
Accretion on Government Assistance
Accretion on Government Loans	2
Finance costs	2,533	2,011
Non Cash [Member]
IfrsStatementLineItems [Line Items]
Working capital facility
Issued to lender	30	118
Shares Iissued to Consultants	169
Settlement fee on promissory notel facility	76	32
Interest on VTB loan	52
Lease interest	349	380
Equity issuance costs
Warrant issuance costs
Changes in FV of derivative warrants	(1,334)	(361)
Accretion on Government Assistance	48
Accretion on Government Loans	443	294
Finance costs	$ (167)	$ 463